INTANGIBLE AND OTHER ASSETS (Schedule of Intangible Assets with Finite Economic Useful Lives) (Details) - ILS (₪) ₪ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance		₪ 521
Balance		472	₪ 521
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		3,230	3,173	₪ 3,069
Share in PHI's accounts included as of Jan 1, 2019				5
Additions		154	194	160
Disposals		362	137	61
Balance		3,022	3,230	3,173
Cost [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,153	2,123	2,123
Additions			30
Disposals		3
Balance		2,150	2,153	2,123
Cost [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		385	270	175
Additions		99	115	95
Balance		484	385	270
Cost [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		285	285	279
Additions				6
Disposals		277
Balance		8	285	285
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	407	495	492
Share in PHI's accounts included as of Jan 1, 2019				5
Additions	[1]	55	49	59
Disposals	[1]	82	137	61
Balance	[1]	380	407	495
Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		2,709	2,635	2,452
Share in PHI's accounts included as of Jan 1, 2019				2
Amortization		203	211	241
Disposals		362	137	60
Balance		2,550	2,709	2,635
Accumulated amortization [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		1,952	1,925	1,852
Amortization		18	27	73
Disposals		3
Balance		1,967	1,952	1,925
Accumulated amortization [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		238	141	62
Amortization		103	97	79
Balance		341	238	141
Accumulated amortization [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		278	275	273
Amortization		1	3	2
Disposals		277
Balance		2	278	275
Accumulated amortization [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	241	294	265
Share in PHI's accounts included as of Jan 1, 2019				2
Amortization	[1]	81	84	87
Disposals	[1]	82	137	60
Balance	[1]	240	241	294
Carrying amounts, net [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		521	538
Balance		472	521	538
Carrying amounts, net [Member] | Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		201	198
Balance		183	201	198
Carrying amounts, net [Member] | Costs of obtaining contracts with customers [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		147	129
Balance		143	147	129
Carrying amounts, net [Member] | Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Balance		7	10
Balance		6	7	10
Carrying amounts, net [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance	[1]	166	201
Balance	[1]	₪ 140	₪ 166	₪ 201

[1]	Cost additions include capitalization of salary and employee related expenses